DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2014
DEPOSITS [Abstract]
Summary of interest expense on deposits
A summary of interest expense on deposits for the years ended December 31 follows:

	2014	2013	2012
	(In thousands)
Savings and interest bearing checking	$1,064	$1,131	$1,830
Time deposits under $100,000	2,467	2,995	4,838
Time deposits of $100,000 or more	1,436	1,580	2,245
Total	$4,967	$5,706	$8,913

Summary of maturity of time deposits	A summary of the maturity of time deposits at December 31, 2014, follows:
(In thousands)
2015	$239,914
2016	88,123
2017	22,569
2018	22,952
2019	15,497
2020 and thereafter	1,072
Total	$390,127

Summary of reciprocal deposits	A summary of reciprocal deposits at December 31 follows:
	2014	2013
	(In thousands)
Demand	$5,867	$7,018
Money market	7,692	4,197
Time	40,109	72,312
Total	$53,668	$83,527